Common and Preferred Stock, Additional Paid-In Capital and Dividends, January 2026 offering (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 09, 2026	Jun. 30, 2026	Jun. 30, 2025
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Issuance costs		$ 1,916	$ 0
January 2026 Offering [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Number of units included in public offering	3,418
Offering price per share (in dollars per share)	$ 1,170
Percentage of common shares sold to Placement Agent	5.00%
Aggregate gross proceeds	$ 4,000
Total issuance costs	$ 648
Issuance costs		$ 252
January 2026 Offering [Member] | Class B Warrants [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Number of securities included in units	1.5
Exercise price (in dollars per share)	$ 1,170
Term of warrant	5 years
January 2026 Offering [Member] | Placement Agent Warrants [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Number of shares called by warrants (in shares)	170
January 2026 Offering [Member] | Common Shares [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Number of securities included in units	1
January 2026 Offering [Member] | Common Shares [Member] | Pre-Funded Warrants [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Number of securities called by each warrant (in shares)	1